GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL AND INTANGIBLE ASSETS
Schedule Group's goodwill and intangible assets

		As of December 31,
	Useful life	2018	2019
		RMB	RMB
Goodwill		—	347,455

Intangible assets subject to amortization
—Trademark and internet domain name	9 years	2,175	80,365
—Mobile application	3 years	—	23,000
—Non‑compete	2 years	—	10,000
—Customer relationships	2 years	—	84,000
Total Intangible Assets		2,175	197,365
Less: accumulated amortization		(122)	(44,519)
Total Intangible Assets, net		2,053	152,846